UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund:	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.3%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%, 1/01/25	$3,000	$1,923,060
	University of Alabama, General Revenue Bonds, Series A, 5%, 7/01/34 (a)	7,125	6,954,428

			8,877,488

Alaska - 1.1%	Matanuska-Susitna, Alaska, Lease Revenue Bonds (Goose Creek Correctional Center Project), 6%, 9/01/32 (b)	3,925	4,080,665

Arizona - 0.5%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32	2,970	1,981,317

California - 15.7%	Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A, 5.446%, 10/01/25 (c)(d)	4,150	3,270,242
	Arcadia, California, Unified School District, GO (Election of 2006), CABS, Series A, 5.81%, 8/01/39 (e)(f)	2,200	319,374
	Cabrillo, California, Community College District, GO (Election of 2004), Series B, 5.188%, 8/01/37 (a)(e)	3,250	531,472
	Cabrillo, California, Community College District, GO (Election of 2004), Series B, 4.869%, 8/01/38 (a)(e)	7,405	1,137,334
	California State, GO, 5.50%, 4/01/28	5	5,026
	California State, GO, Refunding, 5.125%, 6/01/27	30	29,284
	California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/35 (a)(g)	3,450	3,195,907
	Chino Valley, California, Unified School District, GO (Election of 2002), Series C, 5.25%, 8/01/30 (a)	1,200	1,165,380
	Coast Community College District, California, GO, Refunding (Election of 2002), Series C, 5.446%, 8/01/13 (d)(f)	2,800	2,102,100
	Fresno, California, Unified School District, GO (Election of 2001), Series E, 5%, 8/01/30 (f)	1,230	1,203,051
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series B, 5.50%, 6/01/13 (h)(i)	10,000	11,415,200
	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (a)(g)	3,210	2,778,769
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/29 (a)(g)	4,000	4,001,360
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/36 (a)(g)	2,275	2,218,898

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GAN	Grant Application Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development
Revenue Bonds
PCR	Pollution Control Revenue Bonds
S/F	Single-Family

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Mount Diablo, California, Unified School District, GO (Election of 2002), 5%, 7/01/27 (a)(g)	$2,000	$1,943,640
	Orange County, California, Sanitation District, COP, 5%, 2/01/33 (a)(g)	2,750	2,635,078
	Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/30 (f)	3,500	3,428,705
	Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/31 (f)	1,200	1,167,228
	Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay Redevelopment Project), 5.125%, 6/15/33 (c)	2,000	1,564,260
	Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/30 (a)	2,500	2,438,900
	San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%, 3/01/32 (c)	5,100	4,343,415
	San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series B, 5%, 8/01/29 (a)(g)	2,825	2,782,258
	San Mateo County, California, Community College District, GO (Election of 2001), Series A, 5%, 9/01/26 (a)(g)	2,725	2,733,747
	Ventura County, California, Community College District, GO (Election of 2002), Series B, 5%, 8/01/30 (a)	3,150	3,072,983

			59,483,611

Colorado - 0.9%	Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities, Inc.), Series A, 5.50%, 12/01/27 (i)	1,600	1,308,944
	Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities, Inc.), Series A, 5.50%, 12/01/33 (i)	900	685,350
	E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding Bonds, Series B, 5.506%, 9/01/29 (a)(e)	9,000	1,534,680

			3,528,974

District of Columbia - 0.2%	District of Columbia, Revenue Refunding Bonds (Catholic University of America), 5.625%, 10/01/29 (c)	570	572,821

Florida - 5.9%	Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding Bonds (Commercial Project), Series A, 5.625%, 5/01/32 (i)	2,235	1,682,039
	Duval County, Florida, School Board, COP (Master Lease Program), 5%, 7/01/33 (f)	3,100	2,827,045
	Florida State Department of Environmental Protection, Preservation Revenue Bonds, Series B, 5%, 7/01/27 (a)	2,545	2,384,690
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5%, 10/01/40 (b)(j)	8,200	6,380,256
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5%, 10/01/38 (k)	3,000	2,274,900

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Miami-Dade County, Florida, GO (Building Better Communities Program), Series B, 6.375%, 7/01/28	$3,300	$3,606,273
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (a)	1,100	945,186
	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%, 1/01/32 (a)(g)	2,200	2,071,322

			22,171,711

Georgia - 3.5%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (f)	3,500	3,340,190
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/34 (f)	4,270	3,967,470
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%, 11/01/33 (a)	1,200	1,005,600
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%, 11/01/39 (a)	2,525	2,052,572
	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/39 (f)	2,820	2,830,744

			13,196,576

Hawaii - 0.6%	Hawaii State, GO, Series CX, 5.50%, 2/01/21 (f)	2,000	2,159,280

Illinois - 23.6%	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 5.75%, 1/01/23 (f)	3,400	3,314,116
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 5.75%, 1/01/24 (f)	4,000	3,845,000
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/29 (j)	3,300	2,970,924
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/21 (a)	13,665	13,444,720
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.50%, 1/01/22 (a)	5,000	4,738,450
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.375%, 1/01/32 (a)	12,500	10,432,875
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A-2, 5.75%, 1/01/21 (f)	2,665	2,681,843
	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (f)	10,500	10,470,285
	Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%, 11/15/12 (c)(h)	5,080	5,848,452
	Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.412%, 6/15/30 (c)(d)	28,525	24,234,270

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), 5.50%, 12/15/24 (a)(g)	$7,000	$7,205,030

			89,185,965

Indiana - 1.7%	Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds (Indianapolis Airport Authority Project), AMT, Series B, 5.25%, 1/01/28 (a)	2,470	2,100,686
	Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds (Indianapolis Airport Authority Project), AMT, Series B, 5.25%, 1/01/30 (a)	5,055	4,216,477

			6,317,163

Louisiana - 4.3%	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program), Series A, 6.30%, 7/01/30 (c)	5,100	4,244,934
	Louisiana Public Facilities Authority, Revenue Refunding Bonds (CHRISTUS Health), Series B, 6.50%, 7/01/30 (b)	2,100	2,216,067
	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 4.75%, 5/01/39 (f)	7,050	6,438,483
	Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital Appreciation Bonds, Series B, 5.309%, 12/01/27 (c)(e)	4,675	1,440,134
	Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (c)	800	482,288
	Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue Bonds (Terrebonne General Medical Center Project), 5.50%, 4/01/33 (c)	1,800	1,441,296

			16,263,202

Maryland - 0.6%	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%, 9/01/39 (i)(l)	2,285	2,286,302

Massachusetts - 2.1%	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.60%, 1/01/45 (f)	4,000	3,582,480
	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80%, 12/01/27 (f)	2,200	1,890,988
	Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/19 (c)	3,825	2,488,048

			7,961,516

Michigan - 7.8%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%, 7/01/36 (a)(g)	4,650	3,727,347
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (g)(l)	8,300	8,518,041
	Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding Bonds, AMT, Series XVII-G, 5.20%, 9/01/20 (c)	2,140	1,801,388
	Michigan State Revenue Bonds, GAN, 5.25%, 9/15/26 (f)	3,350	3,359,681

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%, 6/01/30 (j)	$1,700	$1,382,423
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65%, 9/01/29 (j)	3,300	2,758,074
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.45%, 12/15/32 (j)	5,800	4,573,184
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	3,510	3,586,378

			29,706,516

Minnesota - 2.2%	Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series B, 5.15%, 12/01/38 (m)(n)(o)	3,998	3,651,308
	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (b)	4,265	4,504,778

			8,156,086

Nebraska - 0.6%	Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill, Inc. Project), AMT, 5.90%, 11/01/27	2,300	2,204,205

Nevada - 7.6%	Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series A, 5.50%, 9/01/33 (i)	4,100	2,826,909
	Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%, 7/01/30 (a)(g)	2,000	1,796,060
	Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%, 7/01/36 (a)(g)	19,100	16,453,695
	Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 4.75%, 9/01/36 (g)	45	26,302
	Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series D, 5.25%, 3/01/38 (a)(g)	12,000	7,800,240

			28,903,206

New Hampshire - 1.1%	New Hampshire State Business Finance Authority, PCR, Refunding (Public Service Company), AMT, Series D, 6%, 5/01/21 (a)	4,600	4,200,398

New Jersey - 7.9%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (i)	710	528,375
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (i)	1,285	912,607
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%, 7/01/31 (a)	20,165	19,072,259
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%, 3/01/28	2,660	2,536,842
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%, 3/01/30	7,500	7,026,750

			30,076,833

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New York - 7.5%	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series A, 5%, 11/15/32 (a)(g)	$8,990	$8,297,051
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	3,500	3,675,875
	New York City, New York, GO, Series B, 5.875%, 8/01/10 (a)(h)	10,000	10,880,700
	New York City, New York, GO, Series B, 5.875%, 8/01/16 (a)	1,880	2,010,246
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%, 6/01/22 (c)	3,570	3,599,988

			28,463,860

Oklahoma - 0.4%	Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa International Airport), AMT, Series B, 6%, 6/01/19 (a)(g)	900	903,564
	Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa International Airport), AMT, Series B, 6.125%, 6/01/26 (a)(g)	680	636,092

			1,539,656

Pennsylvania - 2.3%	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 73A, 5.45%, 10/01/32	2,120	1,931,129
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A, 5.25%, 10/01/32	2,000	1,745,480
	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Sub-Series A, 5%, 6/01/39 (b)	5,250	5,059,215

			8,735,824

South Carolina - 1.9%	Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds (Securing Assets for Education Project), 5.125%, 12/01/30	3,750	3,526,875
	Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue Refunding Bonds, 5%, 12/01/29 (k)	3,000	2,776,560
	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	700	715,540

			7,018,975

Tennessee - 2.1%	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT, Series D, 6.25%, 3/01/18 (c)	4,800	4,907,472
	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/26	4,035	2,877,560

			7,785,032

Texas - 15.1%	Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran General Health Care System), 6.50%, 7/01/19 (p)	1,000	1,247,270
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6%, 11/01/23 (a)	800	800,328
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.875%, 11/01/17 (a)(g)	1,835	1,888,252

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.875%, 11/01/18 (a)(g)	$2,145	$2,194,356
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.875%, 11/01/19 (a)(g)	2,385	2,429,743
	Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Good Shepherd Medical Center Project), 6.375%, 10/01/10 (h)(i)	2,600	2,812,706
	Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Good Shepherd Medical Center Project), 6.875%, 10/01/10 (h)(i)	3,000	3,269,670
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 5.75%, 11/15/20 (a)	4,000	3,959,480
	Lewisville, Texas, Independent School District, Capital Appreciation and School Building, GO, Refunding, 4.67%, 8/15/24 (a)(e)(g)	6,150	2,574,943
	Mansfield, Texas, Independent School District, GO, 5%, 2/15/33	2,300	2,280,864
	North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds, 5.125%, 12/15/35 (a)	7,150	6,587,510
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, 5.75%, 1/01/40 (a)	12,300	11,589,921
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 6%, 1/01/25	850	864,620
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5.75%, 8/15/38 (c)	7,200	6,591,096
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (c)	10,000	8,053,500

			57,144,259

Utah - 4.6%	Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals, Inc.), 6.30%, 2/15/15 (a)(p)	15,000	17,500,350

Vermont - 0.4%	Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%, 11/01/38 (f)	2,000	1,788,380

Virginia - 0.7%	Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (c)	2,900	2,581,754

Washington - 2.1%	King County, Washington, Sewer, GO, 5%, 1/01/35 (a)(g)	100	97,166
	Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%, 12/01/14 (c)(h)	2,400	2,856,864
	Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5%, 12/01/32 (a)	5,100	4,961,178

			7,915,208

	Total Municipal Bonds - 127.3%		481,787,133

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

California - 8.7%	Anaheim, California, Public Financing Authority, Electric System Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (f)	$1,244	$1,192,148
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series B, 5.625%, 6/01/13 (k)	14,160	16,236,989
	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/32 (a)	9,003	8,784,896
	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (f)	5,170	4,986,568
	Tamalpais, California, Union High School District, GO (Election of 2001), 5%, 8/01/28 (f)	1,950	1,892,300

			33,092,901

Florida - 4.0%	Jacksonville Electric Authority, Florida, Electric System Revenue Refunding Bonds, Series A, 5.63%, 10/01/2032	4,310	4,320,947
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/27 (b)	11,350	10,916,544

			15,237,491

Georgia - 3.9%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (f)	10,000	9,543,400
	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/34 (f)	5,000	5,028,800

			14,572,200

Illinois - 2.0%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (f)	3,929	3,917,618
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%, 6/15/23 (a)	3,499	3,669,446

			7,587,064

Massachusetts - 4.4%	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (f)	16,500	16,535,712

New Hampshire - 2.6%	New Hampshire Health and Education Facilities Authority Revenue Bonds (Dartmouth-Hitchcock Obligation Group), 5.50%, 8/01/27 (f)	10,000	9,817,900

New Jersey - 3.0%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24 (b)	7,150	6,409,546
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (b)	6,000	5,121,540

			11,531,086

New York - 3.5%	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), Series A, 5.75%, 5/01/28 (f)	2,007	2,002,646
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75, 3/15/36	1,545	1,608,669

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

	New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%, 1/01/32 (f)	$10,000	$9,527,700

			13,139,015

Texas - 2.8%	Clear Creek, Texas, Independent School District, GO, Refunding, 5%, 2/15/33	5,900	5,826,368
	Cypress-Fairbanks, Texas, Independent School District, GO, 5%, 2/15/32	4,750	4,724,160

			10,550,528

Virginia - 0.8%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (a)	3,195	3,195,575

Washington - 0.7%	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (f)	2,505	2,453,144

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 36.4%		137,712,616

	Total Long-Term Investments (Cost - $667,461,727) - 163.7%		619,499,749

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (r)(s)	18,200,000	18,200,000

	Total Short-Term Securities (Cost - $18,200,000) - 4.8%		18,200,000

	Total Investments (Cost - $685,661,727*) - 168.5%		637,699,749
	Other Assets Less Liabilities - 1.5%		6,026,411
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (19.3)%		(73,152,232)
	Preferred Shares, at Redemption Value - (50.7)%		(192,071,761)

	Net Assets Applicable to Common Shares - 100.0%		$378,502,167

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$612,872,517

Gross unrealized appreciation	$11,248,218
Gross unrealized depreciation	(59,302,572)

Net unrealized depreciation	$(48,054,354)

(a)	MBIA Insured.

(b)	Assured Guaranty Insured.

(c)	AMBAC Insured.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(f)	FSA Insured.

(g)	FGIC Insured.

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)	Radian Insured.

(j)	XL Capital Insured.

(k)	CIFG Insured.

(l)	BHAC Insured.

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

(m)	FNMA Collateralized.

(n)	FHLMC Collateralized.

(o)	GNMA Collateralized.

(p)	Security is collateralized by Municipal or US Treasury Obligations.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	Represents the current yield as of report date.

(s)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	$4,135,344	$44,685

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$18,200,000
Level 2	619,499,749
Level 3	—

Total	$637,699,749

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2009